UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Debt Central Fund
Fidelity® Emerging Markets Debt Local Currency Central Fund

Semi-Annual Report
June 30, 2023

Contents

Fidelity® Emerging Markets Debt Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Emerging Markets Debt Local Currency Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fidelity® Emerging Markets Debt Central Fund
Investment Summary June 30, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	4.8
Turkish Republic	3.6
Petroleos Mexicanos	3.3
Indonesian Republic	2.9
State of Qatar	2.7
United Mexican States	2.6
Dominican Republic	2.2
Argentine Republic	2.2
Saudi Arabian Oil Co.	2.2
Qatar Petroleum	1.9
28.4

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Debt Central Fund
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 43.2%
		Principal Amount (a)	Value ($)
Argentina - 0.0%
YPF SA 8.75% 4/4/24 (b)		878,000	846,980
Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		12,290,000	12,456,038
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		2,715,000	2,787,300
TOTAL AZERBAIJAN			15,243,338
Bahrain - 0.4%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		5,980,000	6,057,381
8.375% 11/7/28 (b)		2,065,000	2,171,533
TOTAL BAHRAIN			8,228,914
Brazil - 2.8%
Adecoagro SA 6% 9/21/27 (b)		5,690,000	5,274,175
Azul Secured Finance LLP:
10.875% 5/28/30 (b)		2,900,000	2,308,081
11.5% 5/28/29 (b)		8,815,000	7,418,880
Braskem Netherlands BV 7.25% 2/13/33 (b)		2,320,000	2,268,554
CSN Islands XI Corp. 6.75% 1/28/28 (b)		4,940,000	4,561,596
CSN Resources SA 5.875% 4/8/32 (b)		3,945,000	3,169,808
Embraer Netherlands Finance BV:
5.4% 2/1/27		1,950,000	1,867,457
6.95% 1/17/28 (b)		2,185,000	2,168,613
Guara Norte SARL 5.198% 6/15/34 (b)		4,978,384	4,327,460
MARB BondCo PLC 3.95% 1/29/31 (b)		4,085,000	2,910,563
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		10,039,354	6,695,346
Natura Cosmeticos SA 4.125% 5/3/28 (b)		2,015,000	1,743,197
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		6,775,000	6,172,228
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		2,315,000	2,200,477
VM Holding SA 6.5% 1/18/28 (b)		5,960,000	5,698,118
TOTAL BRAZIL			58,784,553
Burkina Faso - 0.2%
Endeavour Mining PLC 5% 10/14/26 (b)		3,735,000	3,303,197
Cambodia - 0.3%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		5,630,000	5,269,740
Chile - 1.6%
Antofagasta PLC:
2.375% 10/14/30 (b)		8,065,000	6,535,795
5.625% 5/13/32 (b)		2,750,000	2,719,668
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)		1,225,000	1,077,608
3.15% 1/14/30 (b)		3,200,000	2,830,976
3.7% 1/30/50 (b)		7,485,000	5,645,187
5.125% 2/2/33 (b)		2,890,000	2,848,471
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		1,245,000	1,241,502
Sable International Finance Ltd. 5.75% 9/7/27 (b)		5,512,000	5,067,071
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		1,715,000	873,038
5.125% 1/15/28 (b)		7,875,000	4,059,011
VTR Finance BV 6.375% 7/15/28 (b)		3,655,000	1,370,625
TOTAL CHILE			34,268,952
China - 3.5%
Alibaba Group Holding Ltd. 2.125% 2/9/31		3,395,000	2,761,527
Baidu, Inc.:
1.72% 4/9/26		4,835,000	4,370,550
2.375% 10/9/30		2,715,000	2,241,450
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		7,010,000	6,457,752
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		6,780,000	6,581,143
JD.com, Inc. 3.375% 1/14/30		9,535,000	8,543,360
Lenovo Group Ltd.:
3.421% 11/2/30 (b)		5,555,000	4,649,591
5.875% 4/24/25 (Reg. S)		1,295,000	1,286,233
Meituan:
2.125% 10/28/25 (b)		5,835,000	5,309,733
3.05% 10/28/30 (b)		3,860,000	3,055,036
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	2,395,000	1,848,997
3.061% 7/13/31 (b)		1,925,000	1,497,891
3.68% 1/21/30 (b)		4,225,000	3,536,325
4.027% 8/3/50 (b)		6,840,000	4,249,350
4.193% 1/19/32 (b)		2,090,000	1,745,307
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (b)		4,035,000	3,667,573
2.7% 5/13/30 (b)		2,555,000	2,292,499
Tencent Holdings Ltd.:
1.81% 1/26/26 (b)		2,715,000	2,477,139
2.39% 6/3/30 (b)		5,625,000	4,681,744
3.975% 4/11/29 (b)		2,040,000	1,893,079
TOTAL CHINA			73,146,279
Colombia - 1.7%
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		2,420,000	1,786,250
Ecopetrol SA:
4.625% 11/2/31		3,380,000	2,584,686
8.875% 1/13/33		6,665,000	6,570,190
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		10,800,000	7,047,000
Gcm Mining Corp. 6.875% 8/9/26 (b)		6,975,000	5,161,500
GeoPark Ltd. 5.5% 1/17/27 (b)		5,105,000	4,179,310
Oleoducto Central SA 4% 7/14/27 (b)		4,870,000	4,269,870
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		5,091,750	4,531,658
TOTAL COLOMBIA			36,130,464
Costa Rica - 0.2%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		4,245,000	4,193,551
Czech Republic - 0.1%
Energo-Pro A/S 8.5% 2/4/27 (b)		2,625,000	2,475,611
Egypt - 0.3%
Energean PLC 6.5% 4/30/27 (b)		5,960,000	5,418,117
Ghana - 1.1%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		15,770,000	13,848,583
Tullow Oil PLC:
7% 3/1/25 (b)		1,935,000	1,174,584
10.25% 5/15/26 (b)		9,030,000	6,871,830
TOTAL GHANA			21,894,997
Guatemala - 0.9%
Central American Bottling Corp. 5.25% 4/27/29 (b)		5,010,000	4,626,835
CT Trust 5.125% 2/3/32 (b)		7,665,000	6,151,163
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		5,490,000	5,094,303
Millicom International Cellular SA 4.5% 4/27/31 (b)		3,485,000	2,667,768
TOTAL GUATEMALA			18,540,069
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)		1,900,000	1,875,528
India - 0.6%
CA Magnum Holdings 5.375% 10/31/26 (b)		6,630,000	5,921,651
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25 (b)		5,420,000	5,106,453
5.1% 7/16/23 (b)		1,260,000	1,257,228
TOTAL INDIA			12,285,332
Indonesia - 2.2%
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)		3,995,000	3,960,443
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		6,895,000	6,309,683
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		1,225,000	1,203,942
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		5,841,000	5,762,789
PT Adaro Indonesia 4.25% 10/31/24 (b)		9,045,000	8,707,712
PT Freeport Indonesia:
4.763% 4/14/27 (b)		2,445,000	2,353,997
5.315% 4/14/32 (b)		4,145,000	3,906,580
6.2% 4/14/52 (b)		2,830,000	2,550,849
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		6,710,000	6,514,336
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		2,020,000	2,007,597
PT Pertamina Persero 4.175% 1/21/50 (b)		2,465,000	1,953,340
TOTAL INDONESIA			45,231,268
Israel - 1.8%
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (b)		10,440,000	10,361,700
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		6,420,000	5,956,219
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		6,545,000	5,582,165
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)		6,470,000	6,302,492
6.5% 6/30/27 (Reg. S) (b)		910,000	869,050
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		3,015,000	2,789,246
7.875% 9/15/29		5,455,000	5,621,934
TOTAL ISRAEL			37,482,806
Jamaica - 0.0%
Digicel Group Ltd. 6.75% (b)(c)		3,120,000	592,800
Kazakhstan - 0.9%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		3,900,000	3,013,803
5.375% 4/24/30 (b)		715,000	663,306
5.75% 4/19/47 (b)		1,965,000	1,596,956
Nostrum Oil & Gas Finance BV:
5% 6/30/26 (b)		6,929,000	4,499,970
14% 6/30/26 pay-in-kind (b)(d)		9,565,517	3,443,586
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,235,000	5,516,181
TOTAL KAZAKHSTAN			18,733,802
Korea (South) - 0.2%
POSCO:
5.75% 1/17/28 (b)		3,070,000	3,113,583
5.875% 1/17/33 (b)		1,820,000	1,913,676
TOTAL KOREA (SOUTH)			5,027,259
Kuwait - 0.5%
Meglobal BV:
2.625% 4/28/28 (b)		3,085,000	2,685,801
4.25% 11/3/26 (b)		2,525,000	2,419,531
MEGlobal Canada, Inc. 5% 5/18/25 (b)		4,905,000	4,800,720
TOTAL KUWAIT			9,906,052
Malaysia - 1.0%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		6,685,000	5,393,725
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)		3,845,000	3,689,662
3.75% 4/6/27 (b)		6,135,000	5,740,581
Petronas Capital Ltd.:
3.404% 4/28/61 (b)		5,195,000	3,751,465
3.5% 4/21/30 (b)		2,620,000	2,428,530
TOTAL MALAYSIA			21,003,963
Mauritius - 0.3%
AXIAN Telecom 7.375% 2/16/27 (b)		5,710,000	5,175,144
Mexico - 5.1%
Braskem Idesa SAPI:
6.99% 2/20/32 (b)		2,400,000	1,536,000
7.45% 11/15/29 (b)		3,445,000	2,296,351
Comision Federal de Electricidad:
3.348% 2/9/31 (b)		1,365,000	1,071,784
4.688% 5/15/29 (b)		6,140,000	5,502,914
FEL Energy VI SARL 5.75% 12/1/40 (b)		3,006,950	2,560,298
Fresnillo PLC 4.25% 10/2/50 (b)		3,940,000	2,931,833
Metalsa SA de CV 3.75% 5/4/31 (b)		5,150,000	4,040,845
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26 (b)		6,915,000	6,186,228
2.875% 5/11/31 (b)		3,575,000	2,824,500
Petroleos Mexicanos:
5.95% 1/28/31		3,135,000	2,284,255
6.5% 6/2/41		2,085,000	1,315,739
6.625% 6/15/35		21,915,000	15,188,191
6.7% 2/16/32		12,107,000	9,188,608
6.75% 9/21/47		8,752,000	5,469,037
6.875% 8/4/26		5,035,000	4,676,256
6.95% 1/28/60		5,890,000	3,642,965
7.69% 1/23/50		41,444,000	27,932,427
TV Azteca SA de CV 8.25% (Reg. S) (c)		19,500,000	7,375,875
TOTAL MEXICO			106,024,106
Morocco - 0.7%
OCP SA:
3.75% 6/23/31 (b)		5,750,000	4,750,535
5.625% 4/25/24 (b)		7,250,000	7,193,740
6.875% 4/25/44 (b)		2,630,000	2,410,579
TOTAL MOROCCO			14,354,854
Nigeria - 0.6%
Access Bank PLC 6.125% 9/21/26 (b)		6,387,000	5,374,916
IHS Holding Ltd. 5.625% 11/29/26 (b)		4,485,000	3,907,018
IHS Netherlands Holdco BV 8% 9/18/27 (b)		3,400,000	3,086,418
TOTAL NIGERIA			12,368,352
Oman - 0.2%
Lamar Funding Ltd. 3.958% 5/7/25 (b)		5,185,000	4,952,505
Panama - 0.9%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)		2,990,000	2,412,123
5.125% 8/11/61 (b)		2,205,000	1,695,292
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		6,160,000	5,343,800
Cable Onda SA 4.5% 1/30/30 (b)		10,120,000	8,594,309
TOTAL PANAMA			18,045,524
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		6,440,000	5,908,700
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		3,258,000	2,197,326
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		2,650,000	2,281,094
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		3,580,000	2,631,694
TOTAL PERU			7,110,114
Qatar - 2.1%
Qatar Petroleum:
1.375% 9/12/26 (b)		12,370,000	11,121,966
2.25% 7/12/31 (b)		13,585,000	11,374,992
3.125% 7/12/41 (b)		13,455,000	10,267,780
3.3% 7/12/51 (b)		10,035,000	7,337,492
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		5,130,000	4,409,286
TOTAL QATAR			44,511,516
Russia - 0.2%
Sibur Securities DAC 2.95% (b)(c)		2,610,000	2,055,375
TMK Capital SA 4.3% (Reg. S) (c)(e)		4,020,000	2,542,650
TOTAL RUSSIA			4,598,025
Saudi Arabia - 3.9%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		14,270,000	12,138,205
GACI First Investment 5.25% 10/13/32 (Reg. S)		2,155,000	2,192,605
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)		10,050,000	10,248,890
6.51% 2/23/42 (b)		3,075,000	3,180,257
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		8,515,000	7,694,580
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)		11,220,000	9,305,083
3.25% 11/24/50 (b)		8,735,000	6,038,069
3.5% 4/16/29 (b)		14,040,000	12,900,654
3.5% 11/24/70 (b)		3,405,000	2,251,590
4.25% 4/16/39 (b)		15,565,000	13,673,541
4.375% 4/16/49 (b)		2,375,000	2,020,104
TOTAL SAUDI ARABIA			81,643,578
South Africa - 2.6%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)		6,080,000	5,647,651
6.75% 8/6/23 (b)		5,310,000	5,275,113
7.125% 2/11/25 (b)		7,475,000	7,338,282
8.45% 8/10/28 (b)		2,445,000	2,318,202
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		6,725,000	3,728,340
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (b)		3,100,000	3,010,100
6.5% 10/13/26 (b)		3,630,000	3,569,488
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		9,305,000	8,244,602
5.5% 3/18/31		2,455,000	1,930,678
5.875% 3/27/24		3,160,000	3,109,598
Stillwater Mining Co.:
4% 11/16/26 (b)		6,250,000	5,547,250
4.5% 11/16/29 (b)		2,815,000	2,274,013
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		3,610,000	3,213,730
TOTAL SOUTH AFRICA			55,207,047
Tanzania - 0.2%
HTA Group Ltd. 7% 12/18/25 (b)		3,800,000	3,590,278
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		2,635,000	1,765,898
Turkey - 0.3%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		2,625,000	2,211,274
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		5,110,000	4,950,057
TOTAL TURKEY			7,161,331
Ukraine - 0.3%
Metinvest BV 8.5% 4/23/26 (Reg. S)		1,825,000	1,231,875
NAK Naftogaz Ukraine:
7.375% (Reg. S) (c)		6,785,000	3,833,525
7.625% 11/8/26 (b)		2,455,000	920,625
TOTAL UKRAINE			5,986,025
United Arab Emirates - 3.0%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		4,850,000	4,070,605
4.696% 4/24/33 (b)		3,455,000	3,424,769
4.875% 4/23/30 (b)		2,105,000	2,118,304
DAE Funding LLC 1.55% 8/1/24 (b)		7,020,000	6,633,549
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		4,335,000	4,049,237
3.875% 7/18/29 (Reg. S)		3,215,000	3,035,635
DP World Ltd. 5.625% 9/25/48 (b)		4,405,000	4,115,151
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)		3,747,998	3,176,428
2.625% 3/31/36 (b)		11,375,000	9,175,189
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		6,415,000	6,211,131
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)		6,010,000	5,409,361
4.375% 11/22/33 (b)		3,045,000	2,938,425
5.084% 5/22/53 (b)		3,925,000	3,895,563
5.5% 4/28/33 (b)		3,110,000	3,263,416
TOTAL UNITED ARAB EMIRATES			61,516,763
United Kingdom - 0.0%
Celtic Resources Holdings DAC 4.125% (b)(c)(e)		5,060,000	724,491
United States of America - 0.5%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		7,080,000	5,949,228
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		3,745,000	3,529,663
TOTAL UNITED STATES OF AMERICA			9,478,891
Uzbekistan - 0.2%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		2,550,000	2,405,109
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		1,110,000	915,750
TOTAL UZBEKISTAN			3,320,859
Venezuela - 0.0%
Petroleos de Venezuela SA:
5.375% (c)		5,000,000	151,549
5.5% (c)		330,000	11,550
6% (b)(c)		12,130,000	376,030
6% (b)(c)		9,685,000	338,975
9.75% (b)(c)		1,315,000	46,683
12.75% (b)(c)		1,310,000	47,160
TOTAL VENEZUELA			971,947
Vietnam - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		5,260,000	4,607,024
Zambia - 0.1%
First Quantum Minerals Ltd. 7.5% 4/1/25 (b)		2,307,000	2,298,856
TOTAL NONCONVERTIBLE BONDS (Cost $1,063,148,036)			901,205,400

Government Obligations - 49.7%
		Principal Amount (a)	Value ($)
Angola - 0.8%
Angola Republic:
8.25% 5/9/28 (b)		5,530,000	4,898,861
8.75% 4/14/32 (b)		2,770,000	2,329,404
9.375% 5/8/48 (b)		965,000	762,273
9.5% 11/12/25 (b)		7,880,000	7,674,490
TOTAL ANGOLA			15,665,028
Argentina - 2.8%
Argentine Republic:
0.5% 7/9/30 (f)		72,137,307	23,925,781
1% 7/9/29		8,355,564	2,710,044
1.5% 7/9/35 (f)		32,722,842	9,799,509
3.5% 7/9/41 (f)		11,525,000	3,685,465
3.875% 1/9/38 (f)		17,606,530	6,179,540
Buenos Aires Province 5.25% 9/1/37 (b)(f)		7,620,000	2,907,030
Provincia de Cordoba:
6.875% 12/10/25 (b)		6,587,314	4,940,486
6.99% 6/1/27 (b)		5,681,546	3,885,723
TOTAL ARGENTINA			58,033,578
Armenia - 0.2%
Republic of Armenia 3.6% 2/2/31 (b)		5,245,000	4,098,181
Bahamas (Nassau) - 0.1%
Bahamian Republic 6% 11/21/28 (b)		3,180,000	2,535,478
Bahrain - 0.1%
Bahrain Kingdom 5.625% 5/18/34 (b)		1,330,000	1,155,291
Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		6,205,000	5,786,100
Benin - 0.1%
Republic of Benin 4.875% 1/19/32 (b)	EUR	3,655,000	3,018,532
Bermuda - 0.7%
Bermuda Government:
2.375% 8/20/30 (b)		520,000	431,933
3.375% 8/20/50 (b)		1,825,000	1,251,001
3.717% 1/25/27 (b)		7,540,000	7,152,896
4.75% 2/15/29 (b)		4,160,000	4,056,042
5% 7/15/32 (b)		1,590,000	1,550,743
TOTAL BERMUDA			14,442,615
Brazil - 1.4%
Brazilian Federative Republic:
3.875% 6/12/30		6,795,000	6,017,244
6% 10/20/33		3,380,000	3,336,060
7.125% 1/20/37		6,420,000	6,831,715
8.25% 1/20/34		12,015,000	13,767,989
TOTAL BRAZIL			29,953,008
Cameroon - 0.2%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	6,435,000	5,030,750
Chile - 1.5%
Chilean Republic:
2.45% 1/31/31		14,670,000	12,642,459
2.75% 1/31/27		2,835,000	2,628,555
3.1% 1/22/61		7,010,000	4,556,009
3.5% 1/31/34		2,180,000	1,915,195
4% 1/31/52		1,910,000	1,552,811
4.34% 3/7/42		2,815,000	2,497,468
5.33% 1/5/54		4,970,000	4,925,121
TOTAL CHILE			30,717,618
Colombia - 1.7%
Colombian Republic:
3% 1/30/30		11,350,000	8,843,012
3.125% 4/15/31		6,095,000	4,603,371
3.25% 4/22/32		3,005,000	2,216,488
4.125% 5/15/51		2,555,000	1,526,178
5% 6/15/45		9,880,000	6,852,274
5.2% 5/15/49		7,200,000	4,991,400
6.125% 1/18/41		440,000	357,619
7.375% 9/18/37		1,575,000	1,499,573
7.5% 2/2/34		2,055,000	2,008,989
8% 4/20/33		1,530,000	1,555,628
TOTAL COLOMBIA			34,454,532
Costa Rica - 0.5%
Costa Rican Republic:
5.625% 4/30/43 (b)		2,810,000	2,408,170
6.125% 2/19/31 (b)		4,530,000	4,492,990
6.55% 4/3/34 (b)		2,050,000	2,053,895
7% 4/4/44 (b)		585,000	568,608
TOTAL COSTA RICA			9,523,663
Dominican Republic - 2.2%
Dominican Republic:
4.5% 1/30/30 (b)		2,700,000	2,359,746
4.875% 9/23/32 (b)		9,085,000	7,731,426
5.875% 1/30/60 (b)		3,120,000	2,406,269
5.95% 1/25/27 (b)		6,410,000	6,267,826
6% 7/19/28 (b)		4,120,000	4,006,906
6% 2/22/33 (b)		4,275,000	3,936,121
6.4% 6/5/49 (b)		1,825,000	1,549,754
6.5% 2/15/48 (b)		2,285,000	1,973,943
6.85% 1/27/45 (b)		3,435,000	3,109,568
6.875% 1/29/26 (b)		7,455,000	7,505,545
7.05% 2/3/31 (b)		2,235,000	2,226,328
7.45% 4/30/44 (b)		3,655,000	3,567,024
TOTAL DOMINICAN REPUBLIC			46,640,456
Ecuador - 0.4%
Ecuador Republic:
2.5% 7/31/35 (b)(f)		7,865,000	2,715,627
5.5% 7/31/30 (b)(f)		11,280,000	5,430,530
TOTAL ECUADOR			8,146,157
Egypt - 1.0%
Arab Republic of Egypt:
7.5% 1/31/27 (b)		7,635,000	5,532,397
7.5% 2/16/61 (b)		5,250,000	2,616,968
7.6003% 3/1/29 (b)		4,275,000	2,754,383
7.903% 2/21/48 (b)		4,875,000	2,495,659
8.5% 1/31/47 (b)		7,395,000	3,916,540
8.7002% 3/1/49 (b)		4,945,000	2,649,630
TOTAL EGYPT			19,965,577
El Salvador - 0.1%
El Salvador Republic:
6.375% 1/18/27 (b)		810,000	557,815
7.1246% 1/20/50 (b)		3,320,000	1,834,599
7.625% 2/1/41 (b)		935,000	528,275
TOTAL EL SALVADOR			2,920,689
Gabon - 0.2%
Gabonese Republic 7% 11/24/31 (b)		4,080,000	3,236,215
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		5,385,000	4,824,098
Ghana - 0.3%
Ghana Republic:
7.75% (b)(c)		6,220,000	2,631,060
8.627% (b)(c)		2,150,000	871,997
10.75% 10/14/30 (b)		4,110,000	2,754,933
TOTAL GHANA			6,257,990
Guatemala - 0.6%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,510,000	2,336,609
5.375% 4/24/32 (b)		3,930,000	3,724,500
6.125% 6/1/50 (b)		2,620,000	2,407,492
6.6% 6/13/36 (b)		3,925,000	3,950,513
TOTAL GUATEMALA			12,419,114
Hungary - 0.6%
Hungarian Republic:
2.125% 9/22/31 (b)		2,190,000	1,693,790
3.125% 9/21/51 (b)		3,370,000	2,091,388
5.25% 6/16/29 (b)		3,080,000	2,991,789
5.5% 6/16/34 (b)		3,210,000	3,110,073
6.125% 5/22/28 (b)		2,280,000	2,315,317
TOTAL HUNGARY			12,202,357
Indonesia - 2.9%
Indonesian Republic:
3.2% 9/23/61		3,310,000	2,241,102
3.85% 10/15/30		3,790,000	3,551,041
4.1% 4/24/28		5,525,000	5,322,122
4.35% 1/11/48		4,095,000	3,611,135
5.125% 1/15/45 (b)		9,585,000	9,514,742
5.25% 1/17/42 (b)		3,965,000	3,964,405
5.95% 1/8/46 (b)		4,505,000	4,883,645
6.625% 2/17/37 (b)		821,000	934,709
6.75% 1/15/44 (b)		3,710,000	4,347,378
7.75% 1/17/38 (b)		8,865,000	11,069,282
8.5% 10/12/35 (b)		9,215,000	11,964,940
TOTAL INDONESIA			61,404,501
Israel - 0.2%
Israeli State 3.375% 1/15/50		6,775,000	5,078,540
Ivory Coast - 0.6%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	5,330,000	4,854,812
6.125% 6/15/33 (b)		3,865,000	3,374,106
6.375% 3/3/28 (b)		5,505,000	5,293,113
TOTAL IVORY COAST			13,522,031
Jamaica - 0.1%
Jamaican Government 7.875% 7/28/45		1,995,000	2,292,275
Jordan - 0.6%
Jordanian Kingdom:
4.95% 7/7/25 (b)		6,605,000	6,382,478
7.375% 10/10/47 (b)		1,240,000	1,064,565
7.5% 1/13/29 (b)		1,060,000	1,057,191
7.75% 1/15/28 (b)		3,350,000	3,409,362
TOTAL JORDAN			11,913,596
Kenya - 0.4%
Republic of Kenya:
6.3% 1/23/34 (b)		1,480,000	1,114,248
6.875% 6/24/24 (b)		1,930,000	1,828,193
7% 5/22/27 (b)		4,265,000	3,829,586
7.25% 2/28/28 (b)		1,010,000	873,145
8% 5/22/32 (b)		1,210,000	1,019,365
TOTAL KENYA			8,664,537
Lebanon - 0.0%
Lebanese Republic:
5.8% (c)		7,337,000	471,109
6.375% (c)		9,133,000	589,882
TOTAL LEBANON			1,060,991
Mexico - 2.6%
United Mexican States:
2.659% 5/24/31		5,750,000	4,771,063
3.25% 4/16/30		7,105,000	6,315,706
3.5% 2/12/34		6,600,000	5,507,832
3.75% 4/19/71		9,095,000	6,086,192
4.5% 4/22/29		3,880,000	3,762,979
4.875% 5/19/33		3,625,000	3,458,758
5.75% 10/12/2110		9,700,000	8,651,430
6.05% 1/11/40		7,695,000	7,806,578
6.338% 5/4/53		3,010,000	3,064,180
6.35% 2/9/35		4,645,000	4,872,698
TOTAL MEXICO			54,297,416
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		4,925,000	5,063,590
Nigeria - 1.0%
Republic of Nigeria:
6.125% 9/28/28 (b)		8,430,000	7,007,775
6.5% 11/28/27 (b)		2,250,000	1,953,158
7.143% 2/23/30 (b)		3,780,000	3,161,894
7.625% 11/21/25 (b)		5,925,000	5,651,561
7.696% 2/23/38 (b)		2,930,000	2,187,597
TOTAL NIGERIA			19,961,985
Oman - 1.9%
Sultanate of Oman:
4.75% 6/15/26 (b)		2,330,000	2,261,568
5.375% 3/8/27 (b)		1,305,000	1,278,130
5.625% 1/17/28 (b)		15,315,000	15,112,536
6% 8/1/29 (b)		5,765,000	5,754,104
6.25% 1/25/31 (b)		3,725,000	3,771,339
6.5% 3/8/47 (b)		1,235,000	1,147,562
6.75% 1/17/48 (b)		9,840,000	9,431,935
TOTAL OMAN			38,757,174
Pakistan - 0.2%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		7,700,000	3,704,008
6.875% 12/5/27 (b)		1,375,000	651,283
TOTAL PAKISTAN			4,355,291
Panama - 1.1%
Panamanian Republic:
2.252% 9/29/32		4,545,000	3,466,835
3.298% 1/19/33		4,785,000	3,980,689
3.87% 7/23/60		6,405,000	4,219,166
4.5% 5/15/47		2,710,000	2,136,727
4.5% 4/16/50		8,410,000	6,471,747
6.853% 3/28/54		1,865,000	1,936,616
TOTAL PANAMA			22,211,780
Paraguay - 0.4%
Republic of Paraguay:
2.739% 1/29/33 (b)		2,485,000	1,989,938
4.95% 4/28/31 (b)		5,505,000	5,278,800
5.4% 3/30/50 (b)		2,220,000	1,901,630
TOTAL PARAGUAY			9,170,368
Peru - 0.6%
Peruvian Republic:
2.783% 1/23/31		6,840,000	5,856,476
3% 1/15/34		4,725,000	3,907,244
3.3% 3/11/41		4,220,000	3,237,753
TOTAL PERU			13,001,473
Philippines - 0.7%
Philippine Republic:
2.65% 12/10/45		3,525,000	2,364,288
2.95% 5/5/45		1,655,000	1,177,102
5.5% 1/17/48		1,885,000	1,937,667
5.609% 4/13/33		3,205,000	3,374,352
5.95% 10/13/47		5,120,000	5,549,312
TOTAL PHILIPPINES			14,402,721
Poland - 0.4%
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (b)		1,855,000	1,836,450
Polish Government:
5.5% 4/4/53		2,090,000	2,098,109
5.75% 11/16/32		4,375,000	4,579,356
TOTAL POLAND			8,513,915
Qatar - 2.7%
State of Qatar:
3.75% 4/16/30 (b)		16,145,000	15,522,610
4% 3/14/29 (b)		3,700,000	3,610,571
4.4% 4/16/50 (b)		13,395,000	12,159,311
4.625% 6/2/46 (b)		6,030,000	5,721,324
4.817% 3/14/49 (b)		9,275,000	8,902,423
5.103% 4/23/48 (b)		6,810,000	6,773,294
9.75% 6/15/30 (b)		3,415,000	4,488,847
TOTAL QATAR			57,178,380
Romania - 1.0%
Romanian Republic:
3% 2/27/27 (b)		5,066,000	4,579,664
3% 2/14/31 (b)		6,709,000	5,552,100
3.375% 1/28/50 (Reg. S)	EUR	1,830,000	1,246,742
3.624% 5/26/30 (b)	EUR	2,590,000	2,467,053
3.625% 3/27/32 (b)		5,066,000	4,303,212
4% 2/14/51 (b)		1,510,000	1,074,637
6.625% 2/17/28 (b)		2,280,000	2,344,524
TOTAL ROMANIA			21,567,932
Russia - 0.2%
Ministry of Finance of the Russian Federation:
4.375% (Reg. S) (c)(e)		4,000,000	1,680,000
5.1% (Reg. S) (c)(e)		5,000,000	2,100,000
TOTAL RUSSIA			3,780,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		6,380,000	4,789,657
Saudi Arabia - 1.7%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		7,655,000	6,160,132
3.45% 2/2/61 (b)		11,380,000	7,985,574
3.625% 3/4/28 (b)		3,515,000	3,326,420
3.75% 1/21/55 (b)		5,235,000	3,950,540
4.5% 10/26/46 (b)		6,920,000	6,048,772
4.5% 4/22/60 (b)		2,545,000	2,198,676
4.625% 10/4/47 (b)		3,295,000	2,926,125
5% 1/18/53 (b)		3,780,000	3,496,689
TOTAL SAUDI ARABIA			36,092,928
Senegal - 0.1%
Republic of Senegal 6.25% 5/23/33 (b)		3,495,000	2,915,180
Serbia - 0.3%
Republic of Serbia 2.125% 12/1/30 (b)		7,675,000	5,874,368
South Africa - 0.8%
South African Republic:
4.85% 9/27/27		2,890,000	2,702,930
4.85% 9/30/29		2,510,000	2,204,633
5% 10/12/46		4,045,000	2,683,008
5.65% 9/27/47		1,905,000	1,347,483
5.75% 9/30/49		6,320,000	4,467,039
5.875% 4/20/32		2,895,000	2,563,986
TOTAL SOUTH AFRICA			15,969,079
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(c)		2,685,000	1,167,975
6.825% (b)(c)		1,595,000	741,652
7.55% (b)(c)		2,630,000	1,144,050
7.85% (b)(c)		5,665,000	2,479,854
TOTAL SRI LANKA			5,533,531
Turkey - 3.6%
Turkish Republic:
4.25% 4/14/26		8,635,000	7,693,612
4.75% 1/26/26		10,970,000	9,993,780
4.875% 10/9/26		4,595,000	4,094,283
4.875% 4/16/43		8,935,000	5,718,043
5.125% 2/17/28		5,960,000	5,170,598
5.25% 3/13/30		2,170,000	1,777,816
5.75% 5/11/47		4,490,000	3,064,605
6% 3/25/27		1,900,000	1,724,250
6% 1/14/41		4,650,000	3,409,566
6.125% 10/24/28		3,895,000	3,471,575
6.625% 2/17/45		3,200,000	2,446,528
9.125% 7/13/30		2,030,000	2,008,523
9.375% 3/14/29		4,950,000	4,949,505
9.375% 1/19/33		8,440,000	8,450,550
9.875% 1/15/28		10,335,000	10,519,170
TOTAL TURKEY			74,492,404
Ukraine - 0.7%
Ukraine Government:
6.876% 5/21/31 (b)		1,910,000	431,278
7.253% 3/15/35 (b)		6,695,000	1,531,615
7.375% 9/25/34 (b)		3,310,000	764,610
7.75% 9/1/24 (b)		9,062,000	2,216,837
7.75% 9/1/25 (b)		12,525,000	3,142,523
7.75% 9/1/26 (b)		15,415,000	3,670,466
7.75% 9/1/28 (b)		2,195,000	522,761
7.75% 9/1/29 (b)		1,360,000	322,946
7.75% 8/1/41 (b)(d)		4,080,000	1,625,880
TOTAL UKRAINE			14,228,916
United Arab Emirates - 1.8%
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		3,095,000	3,044,706
Emirate of Abu Dhabi:
3% 9/15/51 (b)		4,875,000	3,453,255
3.125% 9/30/49 (b)		22,460,000	16,393,554
3.875% 4/16/50 (b)		7,190,000	6,034,136
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		7,730,000	5,571,475
5.25% 1/30/43 (Reg. S)		3,380,000	3,171,251
TOTAL UNITED ARAB EMIRATES			37,668,377
United States of America - 4.8%
U.S. Treasury Bonds:
2.875% 5/15/52		45,024,000	37,311,858
3.25% 5/15/42		13,692,000	12,217,971
3.625% 2/15/53		23,646,000	22,692,771
U.S. Treasury Notes:
2.875% 5/15/32		11,298,000	10,475,364
3.625% 3/31/30		9,786,000	9,572,696
3.75% 5/31/30		2,079,000	2,050,089
4% 2/28/30		5,019,000	5,015,471
TOTAL UNITED STATES OF AMERICA			99,336,220
Uruguay - 0.4%
Uruguay Republic 5.1% 6/18/50		7,730,000	7,715,236
Uzbekistan - 0.2%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,300,000	1,046,526
3.9% 10/19/31 (b)		4,325,000	3,470,813
TOTAL UZBEKISTAN			4,517,339
Venezuela - 0.2%
Venezuelan Republic:
9.25% (c)		32,390,000	2,753,150
11.95% (Reg. S) (c)		14,080,000	1,232,000
12.75% (c)		2,705,000	229,925
TOTAL VENEZUELA			4,215,075
Vietnam - 0.7%
Vietnamese Socialist Republic 5.5% 3/12/28		15,534,350	14,860,315
Zambia - 0.1%
Republic of Zambia 8.97% (b)(c)		3,570,000	2,048,145
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,233,577,434)			1,037,482,293

Common Stocks - 0.0%
	Shares	Value ($)
Kazakhstan - 0.0%
Nostrum Oil & Gas LP warrants (e)(g) (Cost $0)	521,171	5

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Brazil - 0.1%
Azul SA (g) (Cost $1,181,976)	380,500	1,737,131

Preferred Securities - 3.8%
	Principal Amount (a)	Value ($)
Brazil - 0.5%
Banco Do Brasil SA 6.25% (b)(d)(h)	6,305,000	5,702,795
Cosan Overseas Ltd. 8.25% (h)	4,526,000	4,559,441
TOTAL BRAZIL		10,262,236
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(h)	1,300,000	1,281,061
Hong Kong - 0.3%
CAS Capital No 1 Ltd. 4% (Reg. S) (d)(h)	6,970,000	5,854,692
India - 0.4%
Network i2i Ltd.:
3.975% (b)(d)(h)	2,640,000	2,363,179
5.65% (b)(d)(h)	6,338,000	6,212,741
TOTAL INDIA		8,575,920
Kuwait - 0.3%
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(d)(h)	5,155,000	4,743,485
NBK Tier 1 Ltd. 3.625% (b)(d)(h)	2,595,000	2,273,317
TOTAL KUWAIT		7,016,802
Mexico - 1.4%
Banco Mercantil del Norte SA:
6.75% (b)(d)(h)	3,940,000	3,780,720
7.625% (b)(d)(h)	6,255,000	5,755,070
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(d)	2,725,000	2,436,613
5.35% 11/12/29 (b)(d)	2,030,000	1,964,328
8.45% 6/29/38 (b)(d)	3,050,000	3,054,458
CEMEX S.A.B. de CV:
5.125% (b)(d)(h)	9,220,000	8,346,641
9.125% (b)(d)(h)	2,735,000	2,776,212
TOTAL MEXICO		28,114,042
Russia - 0.2%
Alfa Bond Issuance PLC 6.95% (Reg. S) (c)(d)(e)(h)	982,000	49,100
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (c)(d)(h)	5,160,000	3,096,000
Tinkoff Credit Systems 6% (b)(c)(d)(e)(h)	2,960,000	1,258,000
TOTAL RUSSIA		4,403,100
United Arab Emirates - 0.6%
DP World Salaam 6% (Reg. S) (d)(h)	6,250,000	6,368,006
Emirates NBD Bank PJSC 6.125% (Reg. S) (d)(h)	6,975,000	7,016,106
TOTAL UNITED ARAB EMIRATES		13,384,112
TOTAL PREFERRED SECURITIES (Cost $88,781,464)		78,891,965

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i) (Cost $27,553,963)	27,548,946	27,554,455

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $2,414,242,873)	2,046,871,249
NET OTHER ASSETS (LIABILITIES) - 1.9%	39,062,821
NET ASSETS - 100.0%	2,085,934,070

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,329,518,498 or 63.7% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Non-income producing
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	48,702,360	531,021,955	552,169,860	987,060	-	-	27,554,455	0.1%
Total	48,702,360	531,021,955	552,169,860	987,060	-	-	27,554,455

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	5	-	-	5
Industrials	1,737,131	1,737,131	-	-

Corporate Bonds	901,205,400	-	897,938,259	3,267,141

Government Obligations	1,037,482,293	-	1,033,702,293	3,780,000

Preferred Securities	78,891,965	-	77,584,865	1,307,100

Money Market Funds	27,554,455	27,554,455	-	-
Total Investments in Securities:	2,046,871,249	29,291,586	2,009,225,417	8,354,246
Fidelity® Emerging Markets Debt Central Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,386,688,910)	$2,019,316,794
Fidelity Central Funds (cost $27,553,963)	27,554,455

Total Investment in Securities (cost $2,414,242,873)		$2,046,871,249
Cash		2,219,771
Foreign currency held at value (cost $239)		239
Receivable for investments sold		8,864,127
Receivable for fund shares sold		2,144
Interest receivable		38,395,827
Distributions receivable from Fidelity Central Funds		205,810
Total assets		2,096,559,167
Liabilities
Payable for investments purchased	$10,398,940
Payable for fund shares redeemed	224,090
Other payables and accrued expenses	2,067
Total Liabilities		10,625,097
Net Assets		$2,085,934,070
Net Assets consist of:
Paid in capital		$2,683,619,810
Total accumulated earnings (loss)		(597,685,740)
Net Assets		$2,085,934,070
Net Asset Value , offering price and redemption price per share ($2,085,934,070 ÷ 274,694,988 shares)		$7.59

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$2,416,737
Interest		66,108,109
Income from Fidelity Central Funds		987,060
Income before foreign taxes withheld		$69,511,906
Less foreign taxes withheld		(47,725)
Total Income		69,464,181
Expenses
Custodian fees and expenses	$3,924
Independent trustees' fees and expenses	7,265
Legal	154
Total expenses before reductions	11,343
Expense reductions	(4,652)
Total expenses after reductions		6,691
Net Investment income (loss)		69,457,490
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(57,788,362)
Foreign currency transactions	(11,558)
Total net realized gain (loss)		(57,799,920)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	65,690,853
Assets and liabilities in foreign currencies	5,966
Total change in net unrealized appreciation (depreciation)		65,696,819
Net gain (loss)		7,896,899
Net increase (decrease) in net assets resulting from operations		$77,354,389

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,457,490	$132,315,089
Net realized gain (loss)	(57,799,920)	(100,324,999)
Change in net unrealized appreciation (depreciation)	65,696,819	(356,899,493)
Net increase (decrease) in net assets resulting from operations	77,354,389	(324,909,403)
Distributions to shareholders	(59,850,211)	(123,451,676)

Affiliated share transactions
Proceeds from sales of shares	4,332,580	67,312,317
Reinvestment of distributions	59,850,211	123,451,083
Cost of shares redeemed	(168,004,085)	(321,601,019)

Net increase (decrease) in net assets resulting from share transactions	(103,821,294)	(130,837,619)
Total increase (decrease) in net assets	(86,317,116)	(579,198,698)

Net Assets
Beginning of period	2,172,251,186	2,751,449,884
End of period	$2,085,934,070	$2,172,251,186

Other Information
Shares
Sold	572,296	8,131,221
Issued in reinvestment of distributions	7,894,936	15,965,925
Redeemed	(21,875,060)	(42,248,736)
Net increase (decrease)	(13,407,828)	(18,151,590)

Fidelity® Emerging Markets Debt Central Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.54	$8.98	$9.37	$9.44	$9.11	$10.11
Income from Investment Operations
Net investment income (loss) A,B	.250	.438	.437	.501	.582	.564
Net realized and unrealized gain (loss)	.015	(1.468)	(.428)	(.119)	.353	(1.013)
Total from investment operations	.265	(1.030)	.009	.382	.935	(.449)
Distributions from net investment income	(.215)	(.410)	(.399)	(.452)	(.548)	(.551)
Distributions from net realized gain	-	-	-	-	(.057)	-
Total distributions	(.215)	(.410)	(.399)	(.452)	(.605)	(.551)
Net asset value, end of period	$7.59	$7.54	$8.98	$9.37	$9.44	$9.11
Total Return C,D	3.56%	(11.47)%	.11%	4.42%	10.48%	(4.52)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% G	-% G	-% G	-% G	.01%
Expenses net of fee waivers, if any	-% G,H	-% G	-% G	-% G	-% G	.01%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	6.65% H	5.58%	4.77%	5.59%	6.23%	5.91%
Supplemental Data
Net assets, end of period (000 omitted)	$2,085,934	$2,172,251	$2,751,450	$2,751,759	$2,936,254	$128,495
Portfolio turnover rate I	30% H	22%	32%	89%	72% J	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Emerging Markets Debt Local Currency Central Fund
Investment Summary June 30, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
United Mexican States	10.2
Indonesian Republic	9.1
South African Republic	8.3
Malaysian Government	6.9
Brazil Letras Do Tesouro Nacio	6.2
Polish Government	4.8
Brazilian Federative Republic	4.7
Czech Republic	4.4
Kingdom of Thailand	4.4
Peoples Republic of China	4.3
63.3

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Forward foreign currency contracts - (31.2)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Debt Local Currency Central Fund
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 81.5%
		Principal Amount (a)	Value ($)
Brazil - 10.9%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.1772% to 13.7798% 7/1/23 to 1/1/26	BRL	94,350,000	17,656,655
Brazilian Federative Republic:
10% 1/1/25	BRL	13,250,000	2,733,540
10% 1/1/27	BRL	30,750,000	6,373,635
10% 1/1/29	BRL	7,000,000	1,427,701
10% 1/1/31	BRL	8,250,000	1,669,010
10% 1/1/33	BRL	5,400,000	1,082,004
TOTAL BRAZIL			30,942,545
Chile - 2.4%
Chilean Republic:
4.5% 3/1/26	CLP	1,500,000,000	1,818,870
4.7% 9/1/30 (Reg. S) (b)	CLP	1,100,000,000	1,325,119
5% 3/1/35	CLP	1,530,000,000	1,886,806
6% 4/1/33 (Reg. S) (b)	CLP	1,050,000,000	1,382,083
6% 1/1/43	CLP	225,000,000	309,444
TOTAL CHILE			6,722,322
China - 4.3%
Peoples Republic of China:
2.68% 5/21/30	CNY	34,500,000	4,764,990
2.88% 2/25/33	CNY	19,750,000	2,763,516
3.12% 10/25/52	CNY	5,500,000	766,116
3.81% 9/14/50	CNY	25,550,000	3,964,685
TOTAL CHINA			12,259,307
Colombia - 4.3%
Colombian Republic:
5.75% 11/3/27	COP	3,350,000,000	690,503
6% 4/28/28	COP	1,000,000,000	205,063
7% 6/30/32	COP	17,550,000,000	3,440,474
7.25% 10/18/34	COP	4,500,000,000	866,785
7.25% 10/26/50	COP	1,650,000,000	278,932
7.5% 8/26/26	COP	12,750,000,000	2,863,733
9.25% 5/28/42	COP	18,125,000,000	3,888,539
TOTAL COLOMBIA			12,234,029
Czech Republic - 4.4%
Czech Republic:
0.45% 10/25/23	CZK	9,250,000	415,815
0.95% 5/15/30 (Reg. S)	CZK	64,250,000	2,348,646
1.2% 3/13/31	CZK	49,250,000	1,791,349
1.5% 4/24/40	CZK	16,650,000	494,598
2% 10/13/33	CZK	111,750,000	4,125,419
2.4% 9/17/25	CZK	63,500,000	2,739,411
5.7% 5/25/24	CZK	15,500,000	710,432
TOTAL CZECH REPUBLIC			12,625,670
Dominican Republic - 0.1%
Dominican Republic 13.625% 2/3/33 (b)	DOP	17,000,000	379,155
Egypt - 0.1%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	7,000,000	170,945
16.1% 5/7/29	EGP	2,500,000	60,266
TOTAL EGYPT			231,211
Hungary - 2.9%
Hungarian Republic:
2.25% 6/22/34	HUF	520,000,000	1,000,253
2.75% 12/22/26	HUF	1,167,000,000	2,836,634
3% 6/26/24	HUF	150,000,000	408,539
3% 10/27/38	HUF	410,000,000	770,449
3.25% 10/22/31	HUF	687,500,000	1,555,583
6.75% 10/22/28	HUF	583,000,000	1,634,494
TOTAL HUNGARY			8,205,952
Indonesia - 9.1%
Indonesian Republic:
6.375% 4/15/32	IDR	68,500,000,000	4,584,942
6.5% 6/15/25	IDR	15,750,000,000	1,063,424
6.5% 2/15/31	IDR	38,000,000,000	2,557,412
7.125% 6/15/38	IDR	24,000,000,000	1,700,050
7.125% 6/15/42	IDR	3,000,000,000	209,135
7.125% 6/15/43	IDR	13,100,000,000	924,012
7.5% 8/15/32	IDR	8,000,000,000	574,154
7.5% 4/15/40	IDR	31,700,000,000	2,277,199
8.125% 5/15/24	IDR	34,200,000,000	2,322,696
8.25% 5/15/29	IDR	35,500,000,000	2,605,820
8.25% 5/15/36	IDR	250,000,000	19,187
8.375% 9/15/26	IDR	32,400,000,000	2,313,437
8.375% 3/15/34	IDR	33,300,000,000	2,550,945
8.375% 4/15/39	IDR	29,750,000,000	2,303,802
TOTAL INDONESIA			26,006,215
Kazakhstan - 0.1%
Kazakhstan Republic 10.5% 8/4/26	KZT	90,000,000	182,432
Malaysia - 6.9%
Malaysian Government:
3.519% 4/20/28	MYR	8,500,000	1,812,690
3.582% 7/15/32	MYR	20,250,000	4,244,843
3.757% 5/22/40	MYR	5,500,000	1,122,872
3.828% 7/5/34	MYR	3,650,000	770,078
3.885% 8/15/29	MYR	14,925,000	3,212,960
4.065% 6/15/50	MYR	6,250,000	1,301,727
4.696% 10/15/42	MYR	1,550,000	357,933
4.762% 4/7/37	MYR	16,050,000	3,689,592
4.893% 6/8/38	MYR	13,750,000	3,229,063
TOTAL MALAYSIA			19,741,758
Mexico - 10.2%
United Mexican States:
5.75% 3/5/26	MXN	132,750,000	7,067,171
7.75% 11/23/34	MXN	80,750,000	4,398,415
7.75% 11/13/42	MXN	66,500,000	3,484,888
8% 9/5/24	MXN	103,250,000	5,838,674
8% 7/31/53	MXN	13,000,000	689,322
8.5% 5/31/29	MXN	130,500,000	7,543,109
TOTAL MEXICO			29,021,579
Peru - 2.8%
Peruvian Republic:
5.35% 8/12/40	PEN	1,850,000	427,447
5.4% 8/12/34(Reg. S)	PEN	9,600,000	2,341,455
5.94% 2/12/29	PEN	3,750,000	1,013,875
6.15% 8/12/32	PEN	2,500,000	658,876
6.35% 8/12/28	PEN	7,325,000	2,044,288
6.9% 8/12/37	PEN	3,750,000	1,023,130
6.95% 8/12/31	PEN	1,750,000	490,115
TOTAL PERU			7,999,186
Philippines - 0.1%
Philippine Republic 6.25% 1/14/36	PHP	10,000,000	176,630
Poland - 4.8%
Polish Government:
1.25% 10/25/30	PLN	13,550,000	2,479,954
1.75% 4/25/32	PLN	9,500,000	1,702,381
2.5% 7/25/26	PLN	8,950,000	2,010,737
2.5% 7/25/27	PLN	10,250,000	2,235,995
2.75% 4/25/28	PLN	7,500,000	1,626,631
2.75% 10/25/29	PLN	10,950,000	2,296,566
6% 10/25/33	PLN	5,250,000	1,311,096
TOTAL POLAND			13,663,360
Romania - 4.3%
Romanian Republic:
3.25% 6/24/26	RON	30,250,000	6,085,388
3.65% 9/24/31	RON	6,500,000	1,155,367
4.75% 2/24/25	RON	500,000	107,402
4.75% 10/11/34	RON	5,750,000	1,065,377
5% 2/12/29	RON	17,150,000	3,475,372
6.7% 2/25/32	RON	1,250,000	272,965
TOTAL ROMANIA			12,161,871
South Africa - 8.3%
South African Republic:
6.25% 3/31/36	ZAR	23,000,000	779,561
6.5% 2/28/41	ZAR	78,250,000	2,458,774
7% 2/28/31	ZAR	103,250,000	4,390,929
8% 1/31/30	ZAR	191,500,000	8,988,482
8.75% 2/28/48	ZAR	86,750,000	3,345,559
8.875% 2/28/35	ZAR	83,500,000	3,632,192
TOTAL SOUTH AFRICA			23,595,497
Thailand - 4.4%
Kingdom of Thailand:
1.585% 12/17/35	THB	28,000,000	692,668
1.6% 12/17/29	THB	11,000,000	294,404
1.6% 6/17/35	THB	112,250,000	2,804,495
2% 12/17/31	THB	38,750,000	1,053,140
2% 6/17/42	THB	63,000,000	1,517,991
2.875% 6/17/46	THB	9,200,000	245,682
3.3% 6/17/38	THB	112,750,000	3,339,468
3.775% 6/25/32	THB	79,500,000	2,467,026
TOTAL THAILAND			12,414,874
Turkey - 0.5%
Turkish Republic:
10.5% 8/11/27	TRY	13,000,000	449,719
10.6% 2/11/26	TRY	18,500,000	654,918
11.7% 11/13/30	TRY	9,000,000	318,609
TOTAL TURKEY			1,423,246
Uruguay - 0.6%
Uruguay Republic:
8.25% 5/21/31	UYU	6,500,000	159,766
8.5% 3/15/28 (Reg. S)	UYU	60,500,000	1,546,677
TOTAL URUGUAY			1,706,443
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $225,985,825)			231,693,282

Supranational Obligations - 0.3%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	19,400,000	327,467
Inter-American Development Bank:
5.1% 11/17/26	IDR	5,000,000,000	326,143
5.7% 11/12/24	INR	20,000,000	238,602
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,019,228)			892,212

Money Market Funds - 16.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c) (Cost $46,003,652)	45,994,453	46,003,652

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $273,008,705)	278,589,146
NET OTHER ASSETS (LIABILITIES) - 2.0%	5,692,104
NET ASSETS - 100.0%	284,281,250

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	710,039	ZAR	13,417,668	JPMorgan Chase Bank, N.A.	7/05/23	(2,861)
CLP	2,654,159,000	USD	3,357,018	Citibank, N. A.	9/14/23	(76,063)
CNY	5,851,000	USD	825,305	BNP Paribas S.A.	9/14/23	(12,063)
CNY	8,652,000	USD	1,217,325	BNP Paribas S.A.	9/14/23	(14,765)
CNY	9,077,000	USD	1,282,062	BNP Paribas S.A.	9/14/23	(20,431)
CNY	25,810,000	USD	3,630,354	Bank of America, N.A.	9/14/23	(42,969)
CNY	21,966,000	USD	3,077,548	Goldman Sachs Bank USA	9/14/23	(24,449)
CNY	15,848,000	USD	2,239,051	Goldman Sachs Bank USA	9/14/23	(36,305)
COP	1,585,500,000	USD	374,115	Bank of America, N.A.	9/14/23	(1,592)
COP	1,483,400,000	USD	347,258	Bank of America, N.A.	9/14/23	1,276
CZK	31,367,000	USD	1,418,794	BNP Paribas S.A.	9/14/23	16,478
HUF	308,065,000	USD	877,855	Bank of America, N.A.	9/14/23	8,424
HUF	279,455,000	USD	800,967	JPMorgan Chase Bank, N.A.	9/14/23	3,003
IDR	12,591,900,000	USD	841,592	BNP Paribas S.A.	9/14/23	(2,229)
IDR	35,766,700,000	USD	2,403,192	State Street Bank and Trust Co	9/14/23	(19,019)
ILS	2,566,000	USD	724,109	Goldman Sachs Bank USA	9/14/23	(29,976)
INR	59,678,000	USD	721,446	BNP Paribas S.A.	9/14/23	3,992
INR	156,566,000	USD	1,892,974	State Street Bank and Trust Co	9/14/23	10,221
KRW	920,600,000	USD	718,237	State Street Bank and Trust Co	9/14/23	(16,838)
MYR	5,053,000	USD	1,089,713	Goldman Sachs Bank USA	9/14/23	(1,442)
MYR	42,439,000	USD	9,259,081	Goldman Sachs Bank USA	9/14/23	(118,939)
PEN	8,509,000	USD	2,324,673	Bank of America, N.A.	9/14/23	7,321
PEN	2,638,000	USD	721,850	Citibank, N. A.	9/14/23	1,126
PHP	62,841,000	USD	1,117,859	HSBC Bank	9/14/23	16,781
PLN	6,613,000	USD	1,625,029	Citibank, N. A.	9/14/23	(4,397)
PLN	4,343,000	USD	1,074,270	Citibank, N. A.	9/14/23	(9,941)
PLN	34,418,000	USD	8,307,904	State Street Bank and Trust Co	9/14/23	126,834
RON	6,570,000	USD	1,444,877	BNP Paribas S.A.	9/14/23	(1,834)
RON	766,000	USD	168,161	Brown Brothers Harriman & Co	9/14/23	84
THB	40,319,000	USD	1,148,444	JPMorgan Chase Bank, N.A.	9/14/23	875
THB	522,523,000	USD	15,266,398	JPMorgan Chase Bank, N.A.	9/14/23	(371,541)
USD	765,248	BRL	3,739,000	Bank of America, N.A.	9/14/23	(5,478)
USD	667,028	BRL	3,310,000	Citibank, N. A.	9/14/23	(15,267)
USD	1,435,452	CLP	1,156,974,000	Bank of America, N.A.	9/14/23	5,251
USD	1,840,990	CLP	1,497,185,000	State Street Bank and Trust Co	9/14/23	(9,764)
USD	716,196	COP	3,068,900,000	Citibank, N. A.	9/14/23	(4,860)
USD	702,086	CZK	15,328,000	BNP Paribas S.A.	9/14/23	717
USD	724,167	CZK	16,039,000	BNP Paribas S.A.	9/14/23	(9,736)
USD	880,672	HUF	308,065,000	BNP Paribas S.A.	9/14/23	(5,607)
USD	1,422,895	IDR	21,360,500,000	Bank of America, N.A.	9/14/23	(975)
USD	723,093	ILS	2,566,000	Goldman Sachs Bank USA	9/14/23	28,960
USD	1,447,025	INR	119,025,000	HSBC Bank	9/14/23	173
USD	723,316	KRW	920,600,000	BNP Paribas S.A.	9/14/23	21,917
USD	564,497	MXN	9,954,000	State Street Bank and Trust Co	9/14/23	(9,066)
USD	2,479,759	MYR	11,516,000	State Street Bank and Trust Co	9/14/23	(457)
USD	1,027,328	PEN	3,778,000	BNP Paribas S.A.	9/14/23	(8,078)
USD	716,467	PHP	40,029,000	Bank of America, N.A.	9/14/23	(6,286)
USD	824,732	PLN	3,380,000	BNP Paribas S.A.	9/14/23	(3,597)
USD	1,619,585	PLN	6,702,000	State Street Bank and Trust Co	9/14/23	(22,858)
USD	1,764,130	RON	8,148,000	BNP Paribas S.A.	9/14/23	(25,508)
USD	266,252	RON	1,219,000	Brown Brothers Harriman & Co	9/14/23	(1,491)
USD	690,290	ZAR	12,867,000	Goldman Sachs Bank USA	9/14/23	11,644
USD	489,595	ZAR	9,320,000	JPMorgan Chase Bank, N.A.	9/14/23	(1,971)
ZAR	12,867,000	USD	680,829	Citibank, N. A.	9/14/23	(2,182)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(675,758)

Unrealized Appreciation						265,077
Unrealized Depreciation						(940,835)

For the period, the average contract value for forward foreign currency contracts was $148,486,331. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
INR	-	Indian rupee
KRW	-	Korean won
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
THB	-	Thai baht
TRY	-	Turkish Lira
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,086,357 or 1.1% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	13,349,011	217,463,837	184,809,196	905,365	-	-	46,003,652	0.1%
Total	13,349,011	217,463,837	184,809,196	905,365	-	-	46,003,652

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	231,693,282	-	231,693,282	-

Supranational Obligations	892,212	-	892,212	-

Money Market Funds	46,003,652	46,003,652	-	-
Total Investments in Securities:	278,589,146	46,003,652	232,585,494	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	265,077	-	265,077	-
Total Assets	265,077	-	265,077	-

Liabilities
Forward Foreign Currency Contracts	(940,835)	-	(940,835)	-
Total Liabilities	(940,835)	-	(940,835)	-
Total Derivative Instruments:	(675,758)	-	(675,758)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	265,077	(940,835)
Total Foreign Exchange Risk	265,077	(940,835)
Total Value of Derivatives	265,077	(940,835)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

Fidelity® Emerging Markets Debt Local Currency Central Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $227,005,053)	$232,585,494
Fidelity Central Funds (cost $46,003,652)	46,003,652

Total Investment in Securities (cost $273,008,705)		$278,589,146
Segregated cash with brokers for derivative instruments		300,000
Cash		34
Foreign currency held at value (cost $866,955)		865,238
Receivable for investments sold		686,464
Unrealized appreciation on forward foreign currency contracts		265,077
Interest receivable		4,441,831
Distributions receivable from Fidelity Central Funds		172,873
Total assets		285,320,663
Liabilities
Unrealized depreciation on forward foreign currency contracts	$940,835
Other payables and accrued expenses	98,578
Total Liabilities		1,039,413
Net Assets		$284,281,250
Net Assets consist of:
Paid in capital		$282,130,620
Total accumulated earnings (loss)		2,150,630
Net Assets		$284,281,250
Net Asset Value , offering price and redemption price per share ($284,281,250 ÷ 3,098,281 shares)		$91.75

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$7,108,835
Income from Fidelity Central Funds		905,365
Income before foreign taxes withheld		$8,014,200
Less foreign taxes withheld		(97,479)
Total Income		7,916,721
Expenses
Custodian fees and expenses	$21,255
Independent trustees' fees and expenses	523
Total expenses before reductions	21,778
Expense reductions	(5,400)
Total expenses after reductions		16,378
Net Investment income (loss)		7,900,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $5,043)	(2,857,671)
Forward foreign currency contracts	828,809
Foreign currency transactions	(412,191)
Total net realized gain (loss)		(2,441,053)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $86,701)	12,055,557
Forward foreign currency contracts	(1,537,661)
Assets and liabilities in foreign currencies	66,074
Total change in net unrealized appreciation (depreciation)		10,583,970
Net gain (loss)		8,142,917
Net increase (decrease) in net assets resulting from operations		$16,043,260

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,900,343	$4,470,582
Net realized gain (loss)	(2,441,053)	(10,430,535)
Change in net unrealized appreciation (depreciation)	10,583,970	(1,406,790)
Net increase (decrease) in net assets resulting from operations	16,043,260	(7,366,743)
Distributions to shareholders	(223,244)	(971,698)

Affiliated share transactions
Proceeds from sales of shares	181,651,563	35,000
Reinvestment of distributions	223,244	971,698
Cost of shares redeemed	(222,000)	-

Net increase (decrease) in net assets resulting from share transactions	181,652,807	1,006,698
Total increase (decrease) in net assets	197,472,823	(7,331,743)

Net Assets
Beginning of period	86,808,427	94,140,170
End of period	$284,281,250	$86,808,427

Other Information
Shares
Sold	2,078,406	429
Issued in reinvestment of distributions	2,559	10,430
Redeemed	(2,576)	-
Net increase (decrease)	2,078,389	10,859

Fidelity® Emerging Markets Debt Local Currency Central Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$85.12	$93.30	$108.21	$100.00
Income from Investment Operations
Net investment income (loss) B,C	2.909	4.389	4.478	1.042
Net realized and unrealized gain (loss)	3.834	(11.606)	(13.557)	8.599
Total from investment operations	6.743	(7.217)	(9.079)	9.641
Distributions from net investment income	(.113)	(.963)	(5.726)	(1.431)
Distributions from net realized gain	-	-	(.105)	-
Total distributions	(.113)	(.963)	(5.831)	(1.431)
Net asset value, end of period	$91.75	$85.12	$93.30	$108.21
Total Return D,E	7.93%	(7.82)%	(8.48)%	9.65%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02% H	.02%	.03%	.04% H
Expenses net of fee waivers, if any	.02% H	.02%	.03%	.04% H
Expenses net of all reductions	.01% H	.02%	.03%	.04% H
Net investment income (loss)	6.64% H	5.21%	4.37%	3.66% H
Supplemental Data
Net assets, end of period (000 omitted)	$284,281	$86,808	$94,140	$164,503
Portfolio turnover rate I	69% H	60%	81%	30% H

A For the period September 23, 2020 (commencement of operations) through December 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (the Funds) are funds of Fidelity Hanover Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Emerging Markets Debt Local Currency Central Fund is a non-diversified fund.   Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, and supranational obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fidelity Emerging Markets Debt Local Currency Central Fund is subject to a tax imposed on capital gains by certain countries in which it invests.   An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, defaulted bonds, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Debt Central Fund	$2,386,374,710	$31,565,070	$(371,068,531)	$(339,503,461)
Fidelity Emerging Markets Debt Local Currency Central Fund	274,296,371	13,134,505	(9,517,488)	3,617,017

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Emerging Markets Debt Central Fund	$(50,169,005)	$(158,325,021)	$(208,494,026)
Fidelity Emerging Markets Debt Local Currency Central Fund	(3,173,572)	(3,640,549)	(6,814,121)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Debt Central Fund	260,760,901	378,686,446
Fidelity Emerging Markets Debt Local Currency Central Fund	203,821,888	63,011,721

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract the investment adviser pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Emerging Markets Debt Local Currency Central Fund	4,171

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Emerging Markets Debt Central Fund	$4,652
Fidelity Emerging Markets Debt Local Currency Central Fund	5,400

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

9. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Emerging Markets Debt Central Fund	0.0011%
Actual		$ 1,000	$ 1,035.60	$ .01
Hypothetical- B		$ 1,000	$ 1,024.79	$ .01

Fidelity® Emerging Markets Debt Local Currency Central Fund	.0183%
Actual		$ 1,000	$ 1,079.30	$ .09
Hypothetical- B		$ 1,000	$ 1,024.70	$ .09

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Emerging Markets Debt Central Fund
Fidelity Emerging Markets Debt Local Currency Central Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of each fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structure is fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.926208.112
EMC-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023